Related Party Transactions (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2023 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Related Party Transaction
Net revenues		¥ 0		¥ 0	¥ 15,655
Payment for equity acquisition consideration		17,506
Subscription consideration received from shareholders		17,506	$ 2,466		507,620
Amounts due to related parties, net of allowance		340,051		334,283	307,498	$ 47,895
Affiliates of the shareholder of the Group
Related Party Transaction
Net revenues					15,655
Amounts due to related parties, net of allowance		14,023
Founding Shareholders and certain shareholders
Related Party Transaction
Payment for equity acquisition consideration	¥ 17,506	17,506
Subscription consideration received from shareholders	¥ 17,506	17,506
Amounts due to related parties, net of allowance		¥ 326,028		¥ 334,283	¥ 307,498